Related Party Transactions - Additional Information (Detail)	12 Months Ended										1 Months Ended	12 Months Ended								1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2013 JPY (¥) Entity		Mar. 31, 2012 USD ($) Entity	Mar. 31, 2012 JPY (¥) Entity		Mar. 31, 2011 JPY (¥)		Jun. 29, 2012 EMI Music Publishing JPY (¥)	Jun. 29, 2012 DH Publishing, L.P. JPY (¥)	Jun. 29, 2012 Nile Acquisition LLC	Feb. 25, 2013 M3, Inc. JPY (¥)	Mar. 31, 2013 M3, Inc. JPY (¥)	Mar. 31, 2013 Minimum	Mar. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Mar. 31, 2012 Maximum	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2011 Sony Ericsson	Jan. 19, 2012 S-LCD JPY (¥)	Jan. 19, 2012 S-LCD KRW	Jun. 30, 2011 S-LCD JPY (¥)	Jun. 30, 2011 S-LCD KRW	Mar. 31, 2012 S-LCD JPY (¥)	Mar. 31, 2011 S-LCD	Nov. 30, 2010 SFI Leasing Company, Limited	Mar. 31, 2013 Partnership Interest Minimum	Mar. 31, 2013 Partnership Interest Maximum
Related Party Transaction [Line Items]
Business acquisition percentage of equity interest									39.80%				20.00%	20.00%	50.00%	50.00%	50.00%	50.00%	50.00%			50.00%	50.00%	50.00%	50.00%	34.00%	3.00%	5.00%
Number of shares less than 50% ownership in equity method investment																						1	1
Decrease in capital stock																							(600,000,000,000)
Dividends received from affiliated companies	2,360,000,000			1,964,000,000		2,583,000,000																22,100,000,000
Impairment loss including translation adjustments																								60,019,000,000
Proceeds from sales of equity method investments																				71,986,000,000	1,070,000,000,000
Business acquisition total consideration								2,200,000,000
Business acquisition initial investment									320,000,000
Business acquisition percentage of equity interest										74.90%
Number of shares sold											95,000
Number of shares held											886,908
Cash consideration from sale shares											14,236,000,000
Gain on sale of subsidiary stock	10,399,000,000	[1],[2]		2,882,000,000	[1],[2]	4,465,000,000	[1],[2]					122,160,000,000
Remeasurement to fair value												117,216,000,000
Remaining number of shares available												791,908
Percentage of shares issued and outstanding												49.80%
Net asset Carrying value of subsidiary company												117,014,000,000
Estimated useful life												10 years
Carrying value of investment												128,815,000,000
Fair value of investment												144,048,000,000
Number of affiliated companies accounted for under the equity method	101		95	95
Additional LCD Panel related expenses			$ 292,000,000	¥ 22,759,000,000

[1]	Refer to Note 24.
[2]	Refer to Note 25.